III. Financial Risk Management - Changes in Level 3 Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
At the beginning of the year	$ 14,842,991	$ 14,251,299
At the end of the year	13,716,189	14,842,991
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
At the beginning of the year	55,581	52,985
(Decrease) / Addition	(3,604)	2,933
Increase due to business combinations	3,915
Currency translation adjustment and others	427	(337)
At the end of the year	$ 56,319	$ 55,581